COMMITMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Commitments [Line Items]
Purchase obligations	$ 120.3	$ 124.4
Capital expenditure obligations	400.6	42.0
Lease obligations	72.4	65.2
Total commitments	593.3	231.6
Royalties	59.2	48.6
Essakane S.A.
Disclosure Of Commitments [Line Items]
Royalties	$ 36.8	27.1
Royalty percentage, conditional market price if market price is lower or equal to $1,000 per ounce	3.00%
Royalty percentage, conditional market price if market price is between $1,000 and $1,300 per ounce	4.00%
Royalty percentage, conditional market price if market price is great than $1,300 per ounce	5.00%
Rosebel Gold Mines N.V.
Disclosure Of Commitments [Line Items]
Royalties	$ 22.4	$ 21.5
In-kind royalty per ounce, percentage	2.00%
Price participation percentage in excess of market price of $425 per ounce	6.50%
Percent of minerals payable to charitable foundation	0.25%
Not later than one year
Disclosure Of Commitments [Line Items]
Purchase obligations	$ 90.4
Capital expenditure obligations	248.6
Lease obligations	21.1
Total commitments	360.1
Later than one year and not later than three years
Disclosure Of Commitments [Line Items]
Purchase obligations	20.2
Capital expenditure obligations	152.0
Lease obligations	34.6
Total commitments	206.8
Later than three years and not later than five years
Disclosure Of Commitments [Line Items]
Purchase obligations	9.2
Capital expenditure obligations	0.0
Lease obligations	15.1
Total commitments	24.3
Later than five years
Disclosure Of Commitments [Line Items]
Purchase obligations	0.5
Capital expenditure obligations	0.0
Lease obligations	1.6
Total commitments	$ 2.1